Document and Entity Information	0 Months Ended
Oct. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 30, 2012
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Aug. 23, 2013
Document Effective Date	Aug. 28, 2013
Prospectus Date	Aug. 28, 2013
SiM Dynamic Allocation Diversified Income Fund | Class A
Risk/Return:
Trading Symbol	SDDAX
SiM Dynamic Allocation Diversified Income Fund | Class C
Risk/Return:
Trading Symbol	SDDCX
SiM Dynamic Allocation Equity Income Fund | Class A
Risk/Return:
Trading Symbol	SDEAX
SiM Dynamic Allocation Equity Income Fund | Class C
Risk/Return:
Trading Symbol	SDECX